Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Schedule Of Trade And Other Receivables Abstract
Trade receivables	$ 2,752,951	$ 2,015,291
Allowance for doubtful accounts	(1,047,802)	(1,056,393)
Taxes receivable	474,097	615,730
Total	$ 2,179,246	$ 1,574,628